Employee Benefits - Summary of Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	¥ 38,092
Remeasurement
Balance at end of year	220,652	¥ 38,092
Japanese plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,898,339	1,964,655
Current service cost	76,758	80,133
Interest cost / income	26,290	21,666
Remeasurement
Changes in demographic assumptions	(3,635)	850
Changes in financial assumptions	(181,128)	(74,816)
Other	(385)	(2,926)
Past service cost	(184)	418
Plan participants' contributions	1,065	1,143
Benefits paid	(86,871)	(90,283)
Effect of changes in exchange rates and other	(696)	(2,501)
Balance at end of year	1,729,554	1,898,339
Japanese plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	2,128,476	1,840,586
Interest cost / income	29,462	21,377
Remeasurement
Actual return on plan assets, excluding interest income	(66,135)	266,101
Employer contributions	35,669	47,459
Plan participants' contributions	1,065	1,143
Benefits paid	(47,528)	(47,610)
Effect of changes in exchange rates and other		(579)
Balance at end of year	2,081,009	2,128,476
Japanese plans [Member] | The impact of minimum funding requirement and asset ceiling [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	268,228
Remeasurement
Balance at end of year	572,107	268,228
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	366,098
Remeasurement
Balance at end of year	350,817	366,098
Foreign plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,651,016	1,423,263
Current service cost	49,225	45,581
Interest cost / income	81,411	73,014
Remeasurement
Changes in demographic assumptions	68	1,337
Changes in financial assumptions	(48,712)	(16,818)
Other	(15,579)	2,222
Past service cost	(3,027)	(18)
Plan participants' contributions	4,355	3,835
Benefits paid	(76,204)	(64,789)
Effect of changes in exchange rates and other	(20,499)	183,389
Balance at end of year	1,622,053	1,651,016
Foreign plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,284,918	1,109,394
Interest cost / income	57,149	73,033
Remeasurement
Actual return on plan assets, excluding interest income	(33,874)	(30,407)
Employer contributions	19,016	18,252
Plan participants' contributions	4,355	3,835
Benefits paid	(42,023)	(34,845)
Effect of changes in exchange rates and other	(18,305)	145,656
Balance at end of year	¥ 1,271,236	¥ 1,284,918